Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Net income (loss)	$ 792	$ 306	$ 524
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,050,000,000	1,027,000,000	1,025,000,000
Equity-classified share-based awards (in shares)	13,000,000	17,000,000	3,000,000
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,063,000,000	1,044,000,000	1,028,000,000
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic (in USD per share)	$ 0.75	$ 0.30	$ 0.51
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted (in USD per share)	$ 0.75	$ 0.29	$ 0.51